Operating segments - Summary of performance of operating segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 63,495	$ 44,611	$ 43,165
Underlying EBITDA	37,720	23,902	21,197
Underlying earnings	21,380	12,448	10,373
Profit/(loss) after tax – attributable to owners of Rio Tinto	21,094	9,769	8,010
Proceeds from disposal of property, plant and equipment	61	45	49
Capital expenditure	7,384	6,189	5,488
Depreciation and amortisation expense	4,697	4,279	4,384
Other Operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	251	321	393
Underlying EBITDA	(28)	24	(22)
Underlying earnings	(84)	(48)	(64)
Capital expenditure	(11)	2	1
Depreciation and amortisation expense	199	199	180
Product group
Disclosure of operating segments [Line Items]
Consolidated sales revenue	66,568	47,018	45,367
Underlying EBITDA	38,560	24,713	22,132
Underlying earnings	22,193	13,123	11,310
Capital expenditure	7,500	6,320	5,831
Depreciation and amortisation expense	5,088	4,773	4,960
Other items
Disclosure of operating segments [Line Items]
Capital expenditure	117	79	64
Depreciation and amortisation expense	106	82	77
Share of equity accounted units
Disclosure of operating segments [Line Items]
Share of equity accounted units	(3,073)	(2,407)	(2,202)
Capital expenditure	(294)	(255)	(456)
Depreciation and amortisation expense	(497)	(576)	(653)
Central pension costs, share-based payments and insurance
Disclosure of operating segments [Line Items]
Underlying EBITDA	110	117	59
Profit/(loss) after tax – attributable to owners of Rio Tinto	133	118	60
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(80)	(133)	(183)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(51)	(108)	(94)
Central costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(613)	(545)	(496)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(585)	(455)	(550)
Exploration And Evaluation Not Attributed To Product Groups [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(257)	(250)	(315)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(215)	(216)	(231)
Net interest
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(95)	(14)	(122)
Underlying earnings
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	21,380	12,448	10,373
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Consolidated sales revenue	66,585	46,961	45,005
Underlying EBITDA	38,546	24,783	22,163
Underlying earnings	22,258	13,203	11,377
Capital expenditure	7,511	6,318	5,830
Depreciation and amortisation expense	4,889	4,574	4,780
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue	39,582	27,508	24,075
Underlying EBITDA	27,592	18,837	16,098
Underlying earnings	17,323	11,398	9,638
Capital expenditure	3,947	2,941	1,741
Depreciation and amortisation expense	2,023	1,838	1,723
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	12,695	9,314	10,340
Underlying EBITDA	4,382	2,152	2,285
Underlying earnings	2,468	471	599
Capital expenditure	1,372	1,085	1,456
Depreciation and amortisation expense	1,289	1,191	1,312
Operating segments | Copper
Disclosure of operating segments [Line Items]
Consolidated sales revenue	7,827	4,969	5,196
Underlying EBITDA	3,969	2,084	1,918
Underlying earnings	1,579	754	575
Capital expenditure	1,548	1,837	2,048
Depreciation and amortisation expense	1,103	1,093	1,176
Operating segments | Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	6,481	5,170	5,394
Underlying EBITDA	2,603	1,710	1,862
Underlying earnings	888	580	565
Capital expenditure	644	455	585
Depreciation and amortisation expense	474	452	569
Inter-segment transactions
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(268)	(264)	(31)
Underlying EBITDA	42	(94)	(9)
Underlying earnings	$ 19	$ (32)	$ (3)